Fees Summary	Apr. 24, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 8,280,000,000
Previously Paid Amount	138.1
Total Fee Amount	1,143,468
Total Offset Amount	339,332.4
Net Fee	$ 803,997.5